RELATED PARTY TRANSACTIONS		9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
14.	RELATED-PARTY TRANSACTIONS

In June 2019, the Company ownership changed from wholly owned by HHC to 75% owned, with 25% ownership by Markel. At this time Markel and its affiliates became related parties.

The Company has transactions with its Members, which include the following:

Alliance Agreement: The Company’s United States MGAs have personal and commercial lines of business written with related Markel-affiliated carriers. The following table provides information about Markel-affiliated due to insurer liabilities and commission revenue under the agreement with Markel- affiliated carriers:

	September 30, 2021	December 31, 2020
Due to insurer	$79,336,222	$45,651,483
Percent of total	93%	93%

	Nine Months Ended
	September 30, 2021	September 30, 2020
Commission revenue	$152,268,330	$129,041,585
Percent of total	92%	91%

Reinsurance Agreement: Under a quota share with Evanston, Hagerty Re reinsures 60% of the risks in 2021 and 50% of the risks in 2020 written through the Company’s United States MGAs. Additionally, in 2021 Hagerty Re began reinsuring 60% of the risks written by the Company’s United Kingdom MGA with Markel International Insurance Company Limited. All balances listed below and presented in the condensed consolidated balance sheets and statements of income and comprehensive income are related to business with a Markel affiliate:

	September 30, 2021	December 31, 2020
Assets
Deferred acquisition costs	$85,760,754	$55,832,707
Premiums receivable	102,268,533	49,938,030
Total assets	$188,029,287	$105,770,737
Liabilities
Losses payable	$—	$21,049,109
Provision for unpaid loss and loss adjustment expenses	98,441,148	53,281,356
Unearned premiums	182,996,606	118,207,080
Commissions payable	64,388,750	42,643,666
Total liabilities	$345,826,504	$235,181,211

	Nine Months Ended
	September 30, 2021	September 30, 2020
Revenue
Earned premium	$202,421,589	$156,050,338
Expenses
Ceding commission	97,261,403	$86,827,342
Losses and loss adjustment expenses	83,044,526	64,361,148
Total expenses	$180,305,929	$151,188,490

17.	RELATED-PARTY TRANSACTIONS

Aldel Financial Inc.
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On January 11, 2021, the Company issued an aggregate of 5,750,000 shares of common stock (the “Founder Shares”) to the Sponsor and FGSP for an aggregate purchase price of $25,000 in cash. Sponsor was issued 4,675,000 and FGSP, an affiliate of certain of the Company’s directors, was issued 1,075,000 shares of common stock. On January 15, 2021, the Sponsor transferred an aggregate of 175,000 Founder Shares to members of the Company’s management and board of directors as well as senior advisors, resulting in the Sponsor holding 4,500,000 Founder Shares. On March 25, 2021, the Sponsor and FGSP forfeited to the Company for no consideration, 2,300,000 and 575,000 Founder Shares, respectively, resulting in a decrease in the aggregate number of Founder Shares outstanding from 5,750,000 Founder Shares to 2,875,000, and resulting in Sponsor and FGSP holding 2,200,000 and 500,000 Founder Shares, respectively. The Founder Shares include an aggregate of up to 375,000 shares subject to forfeiture by the Sponsor and FGSP to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the Initial Shareholders will collectively own 20% of the Company’s issued and outstanding shares after the Proposed Offering (assuming the Initial Shareholders do not purchase any Public Shares in the Proposed Offering and excluding the securities underlying the $15 Private Warrants, the Private Units and the Units issued to underwriters).

The Initial Shareholders have agreed not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees) until, with respect to 50% of the Founder Shares, the earlier of (i) twelve months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, with respect to the remaining 50% of the Founder Shares, 12 months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their Public Shares for cash, securities or other property.

Promissory Notes

On January 11, 2021, the Company issued unsecured Promissory Notes to the Sponsor and FGSS, an affiliate of certain of the Company’s directors, pursuant to which the Company borrowed principal amounts of $225,000 and $25,000, respectively. As of December 31, 2020, there was no balance outstanding under the Promissory Notes. The Promissory Notes are noninterest bearing and payable on the earlier of (i) the consummation of the Proposed Offering or (ii) the date on which the Company determines not to conduct the Proposed Offering.

Administrative Services Agreement

The Company agreed to enter into an administrative services agreement (the “Administrative Services Agreement”) with the Sponsor whereby the Sponsor will perform certain services for the Company for a monthly fee of $10,000.

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On January 11, 2021, the Company issued an aggregate of 5,750,000 shares of common stock (the “Founder Shares”) to the Sponsor and FGSP for an aggregate purchase price of $25,000 in cash. Sponsor was issued 4,675,000 and FGSP, an affiliate of certain of the Company’s directors, was issued 1,075,000 shares of common stock. On January 15, 2021, the Sponsor transferred an aggregate of 175,000 Founder Shares to members of the Company’s management and board of directors as well as senior advisors, resulting in the Sponsor holding 4,500,000 Founder Shares. On March 25, 2021, the Sponsor and FGSP forfeited to the Company for no consideration, 2,300,000 and 575,000 Founder Shares, respectively, resulting in a decrease in the aggregate number of Founder Shares outstanding from 5,750,000 Founder Shares to 2,875,000, and resulting in Sponsor and FGSP holding 2,200,000 and 500,000 Founder Shares, respectively.

The Initial Shareholders have agreed not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees) until, with respect to 50% of the Founder Shares, the earlier of (i) twelve months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, with respect to the remaining 50% of the Founder Shares, 12 months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their Public Shares for cash, securities or other property.

Administrative Services Agreement

The Company entered into an administrative services agreement (the “Administrative Services Agreement”) with the Sponsor on April 8, 2021 whereby the Sponsor will perform certain services for the Company for a monthly fee of $10,000.